Preferred Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Conversion of Stock, New Issuance	164418
Shares, Issued	5,157,732
Proceeds from (Repurchase of) Redeemable Preferred Stock	$ 2,500,000
Decrease In Fair Value Of Embeded Derivatives	1,900,000
Decrease In Fair Value Of Warrant Derivative	193,000
Redeemable Convertible Preferred Stock [Member]
Preferred Units, Issued	10,582,011
Preferred Stock, Par or Stated Value Per Share	$ 0.01
Issuance Of Warrants	1,322,486
Adjusted Issuance Of Warrants	1,452,925
Preferred Units, Offering Costs	1
Proceeds from Issuance of Redeemable Convertible Preferred Stock	10,000,000
Net Proceeds From Preferred Stock	8,900,000
Preferred Stock, Liquidation Preference Per Share	$ 1.00
Preferred Stock, Dividend Rate, Percentage	7.00%
Preferred Stock, Redemption Amount	1,000,000
Initial Conversion Price	$ 2.00
Adjusted Conversion Price	$ 1.67
Fair Value Of Derivative Liabilities [Member]
Fair Value Preferred Stock	4,800,000
Fair Value Embeded Derivatives	392,000
Fair Value Warrant Derivative	$ 83,000